Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000217028 | United States Treasury Bill, 4.0054, 2025-11-04
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000217028 | United States Treasury Bill, 4.0070, 2025-11-25
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000217028 | United States Treasury Bill, 3.8972, 2025-12-02
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000217028 | United States Treasury Bill, 3.8536, 2025-12-09
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217028 | United States Treasury Bill, 3.8314, 2025-12-16
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217028 | United States Treasury Bill, 3.8759, 2025-12-23
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217028 | United States Treasury Bill, 3.8648, 2025-12-30
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217028 | United States Treasury Bill, 3.8473, 2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000217028 | United States Treasury Bill, 3.8511, 2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000217028 | United States Treasury Bill, 3.8541, 2026-01-27
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000217028 | SPXWP5950_20251110_S_FCSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217028 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217028 | 912797RR0U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000217028 | Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217028 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217028 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000217027 | United States Treasury Bill, 4.0054, 2025-11-04
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000217027 | United States Treasury Bill, 4.0070, 2025-11-25
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000217027 | United States Treasury Bill, 3.8972, 2025-12-02
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000217027 | United States Treasury Bill, 3.8536, 2025-12-09
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217027 | United States Treasury Bill, 3.8314, 2025-12-16
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217027 | United States Treasury Bill, 3.8759, 2025-12-23
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217027 | United States Treasury Bill, 3.8648, 2025-12-30
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000217027 | United States Treasury Bill, 3.8473, 2026-01-06
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000217027 | United States Treasury Bill, 3.8511, 2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000217027 | United States Treasury Bill, 3.8541, 2026-01-27
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000217027 | SPXWP5950_20251110_S_FCSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217027 | 262006208Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217027 | 912797RR0U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000217027 | Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217027 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000217027 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	94.90%